CONTRACT COSTS, NET (Tables)	12 Months Ended
Jun. 30, 2026
CONTRACT COSTS, NET
Schedule of contract costs, net

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Party	RMB	RMB	US Dollars
Contract costs	¥57,093,826	¥27,389,416	$4,036,700
Allowance for credit losses	(3,546,418)	(2,329,768)	(343,365)
Total contract costs, net	¥53,547,408	¥25,059,648	$3,693,335

Schedule of movement of allowance for credit losses of contract costs

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Beginning balance	¥8,394,288	¥3,546,418	$522,677
Charge to (reversal of) allowance	(4,079,681)	(1,234,861)	(181,996)
Charge to (reversal of) sales	(768,189)	18,211	2,684
Ending balance	¥3,546,418	¥2,329,768	$343,365